CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 11,931,714	$ 10,362,283
Accounts receivable, net	78,785	451,132
Prepayments and other current assets	1,963,102	902,811
Total current assets	13,973,601	11,716,226
Non-current assets
Property and equipment, net	12,324,125	14,022,240
Intangible assets, net	19,294,740	17,799,207
Long-term prepayments and other non-current assets	97,035	0
Total non-current assets	31,715,900	31,821,447
TOTAL ASSETS	45,689,501	43,537,673
Current liabilities
Accounts payable	249,086	10,025
Taxes payable	543,600	375,337
Other payables	227,525	151,545
Deferred revenue-current	16,736,365	15,308,898
Total current liabilities	17,756,576	15,845,805
Non-current liabilities
Deferred revenue-non-current	50,877	8,672,836
Total non-current liabilities	50,877	8,672,836
TOTAL LIABILITIES	17,807,453	24,518,641
COMMITMENTS AND CONTIGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	1,800	1,800
Additional paid-in capital	1,619,774	1,619,774
Statutory reserve	745,590	745,590
Accumulated profits	26,921,172	16,945,947
Accumulated other comprehensive (loss)	(1,406,288)	(294,079)
TOTAL SHAREHOLDERS' EQUITY	27,882,048	19,019,032
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 45,689,501	$ 43,537,673